SCHEDULE OF GROUP OWNERSHIPS PERCENTAGE AND NON CONTROLLING INTERESTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 38,616,515		$ 44,615,815
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 38,616,515	$ 33,252,465
Latam parque logistico coyol II [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Country	Costa Rica
Ownership percentage	50.00%	50.00%
Non-controlling interests	$ 4,818,254	$ 8,885,098
Latam parque logistico san jose verbena [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Country	Costa Rica
Ownership percentage	23.60%	23.60%
Non-controlling interests	$ 27,971,004	$ 23,567,619
Parque logistico callao [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Country	Peru
Ownership percentage	40.00%	50.00%
Non-controlling interests	$ 5,827,257	$ 799,748